Business Combination and Reverse Recapitalization - Schedule of Ordinary Shares Outstanding, (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025
Schedule of Ordinary Shares Outstanding [Line Items]
Shares issued to SPAC public investors		1,546,148
Shares issued to SPAC sponsor and Maxim		1,996,250
Shares issued to Advisor		600,000
Shares issued to executives, employees and consultants		34,500,000
Total	234,152,398
Shares after conversion ratio, Common Stock issued to former Hotel101 Global Shareholders (in Dollars)	$ 195,500,000
Ordinary Share [Member]
Schedule of Ordinary Shares Outstanding [Line Items]
Shares issued to SPAC public investors	1,546,148
Shares issued to SPAC sponsor and Maxim	1,996,250
Shares issued to Advisor	600,000
Shares issued to executives, employees and consultants	34,500,000
Shares issued to former Hotel101 Global Shareholders	195,500,000
Initial shares of the Company	10,000
Total	234,152,398
Legacy Shares [Member]
Schedule of Ordinary Shares Outstanding [Line Items]
Legacy Shares,Common Stock issued to former Hotel101 Global Shareholders	12,558,533